ACQUISITIONS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended			12 Months Ended
	Mar. 26, 2023	Feb. 16, 2022	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Acquired Companies
Business Acquisition [Line Items]
Percentage of acquired ownership		100.00%
Transaction costs		$ 1,700
Cash purchase price held in escrow			$ 3,450			$ 3,450
Payments to seller from escrow account				$ 600		600
Net Revenue					$ 74,700	274,179	$ 278,601
Pro forma net loss					(9,900)	(104,483)	(22,415)
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		4,212,246
Acquired Companies | Acquisition-related Costs
Business Acquisition [Line Items]
Pro forma net loss					$ (1,400)
Acquired Companies | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Business combination transaction costs incurred			$ 1,400			$ 1,400	$ 300
Twilio IoT Business Unit [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Aggregate value of shares issued in acquisitions	$ 28,000